Long-Term Investments (Details) - Schedule of long-term investments - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of Investments [Line Items]
Long-term investments	$ 12,836,916	$ 14,171,928
Huashang Micro Finance Co. [Member]
Schedule of Investments [Line Items]
Long-term investments	5,341,956	5,897,508
Longwan Rural Commercial Bank [Member]
Schedule of Investments [Line Items]
Long-term investments	6,323,469	6,981,097
Wenzhou Longlian Development Co., Ltd [Member]
Schedule of Investments [Line Items]
Long-term investments	$ 1,171,491	$ 1,293,323